Average Annual Total Returns - Xtrackers S and P 500 ESG ETF	Xtrackers S&P 500 ESG ETF before tax Inception Date	Xtrackers S&P 500 ESG ETF before tax 1 Year	Xtrackers S&P 500 ESG ETF before tax Since Inception	Xtrackers S&P 500 ESG ETF After tax on distributions 1 Year	Xtrackers S&P 500 ESG ETF After tax on distributions Since Inception	Xtrackers S&P 500 ESG ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers S&P 500 ESG ETF After tax on distributions and sale of fund shares Since Inception	S&P 500 ESG Index 1 Year	S&P 500 ESG Index Since Inception	S&P 500 Index 1 Year	S&P 500 Index Since Inception
Total	Jun. 26, 2019	19.62%	22.02%	18.74%	21.19%	11.50%	16.61%	19.79%	22.14%	18.40%	20.30%